Risk Report - Asset Quality - Modified Assets Amortized Cost (Detail) - Modified Assets Amortized Cost [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Total Stages [Member]
Modified Assets Amortized Cost [Line Items]
Amortized cost carrying amount prior to modification	€ 47	€ 241
Net modification gain/losses recognized	(45)	(227)
Stage 1 [Member]
Modified Assets Amortized Cost [Line Items]
Amortized cost carrying amount prior to modification	4	11
Net modification gain/losses recognized	(4)	(11)
Stage 2 [Member]
Modified Assets Amortized Cost [Line Items]
Amortized cost carrying amount prior to modification	1	8
Net modification gain/losses recognized	0	(8)
Stage 3 [Member]
Modified Assets Amortized Cost [Line Items]
Amortized cost carrying amount prior to modification	42	222
Net modification gain/losses recognized	(40)	(208)
Stage 3 POCI [Member]
Modified Assets Amortized Cost [Line Items]
Amortized cost carrying amount prior to modification	0	0
Net modification gain/losses recognized	€ 0	€ 0